SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - Bitech Mining Corporation [Member]	Dec. 31, 2021 USD ($)
Tax Operating Loss Carryforward - USA	$ 100,000
Other
Valuation Allowance - USA	(100,000)
Deferred Tax Assets and Liabilities